Investments carried under the equity method	9 Months Ended
Sep. 30, 2019
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method

The table below shows the breakdown of the investments held in associates as of September 30, 2019 and December 31, 2018:

	Balance as of September 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Evacuación Valdecaballeros, S.L.	3,149	8,773
Myah Bahr Honaine, S.P.A.(*)	42,948	43,161
Pectonex, R.F. Proprietary Limited	1,415	1,485
ABY Infraestructuras, S.L.	19	-
Ca Ku A1, S.A.P.I. de CV (PTS)	125	-
Evacuación Villanueva del Rey, S.L	-	-
Amherst Island Partnership (**)	77,745	-
Pemcorp SAPI de CV (***)	15,184	-
Total	140,585	53,419

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.

(**) Amherst Island Partnership, the holding company owing 100% of Windlectric Inc., the project entity, is accounted for under the equity method (Note 5).

(***) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. - which is accounted for under the equity method in these consolidated condensed interim financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica.